UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21652

Fiduciary/Claymore MLP Opportunity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Fiduciary/Claymore MLP Opportunity Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Fiduciary | Claymore MLP Opportunity Fund

Portfolio of Investments | February 28, 2006 (Unaudited)

Number of Shares		Value
	Master Limited Partnerships and MLP Affiliates - 149.0%
	Coal - 12.7%
715,600	Alliance Resource Partners, L.P.	$26,412,796
128,900	Natural Resource Partners, L.P.	6,789,163
94,600	Natural Resource Partners, L.P., subordinated units	4,872,846
143,000	Penn Virginia Resource Partners, L.P.	8,248,240

		46,323,045

	Midstream Energy Infrastructure - 126.4%
129,300	Atlas Pipeline Partners, L.P.	5,424,135
129,400	Boardwalk Pipeline Partners, L.P.	2,518,124
892,857	Clearwater Natural Resources, L.P. (Acquired 08/01/05, Cost $17,857,143) (a)(b)	17,857,143
213,400	Copano Energy, L.L.C.	8,681,112
633,002	Copano Energy, L.L.C. (Acquired 08/01/05, Cost $17,857,929) (a)(b)	25,235,511
752,167	Crosstex Energy, L.P.	27,830,179
548,775	DCP Midstream Partners, L.P.	15,091,312
490,675	Enbridge Energy Partners, L.P.	21,933,172
1,620,580	Energy Transfer Partners, L.P.	57,887,118
1,326,400	Enterprise GP Holdings L.P.	52,857,040
11,000	Genesis Energy, L.P.	127,600
255,700	Hiland Partners, L.P.	10,483,700
659,450	Holly Energy Partners, L.P.	26,450,540
372,700	Kinder Morgan Energy Partners, L.P.	17,617,529
429,730	Kinder Morgan Management, L.L.C. (c)	18,792,090
72,900	Linn Energy, L.P. (d)	1,514,133
49,600	Magellan Midstream Holdings, L.P. (d)	1,155,184
1,661,086	Magellan Midstream Partners, L.P.	52,307,598
186,250	Markwest Energy Partners, L.P.	8,381,250
113,097	Markwest Energy Partners, L.P. (Acquired 11/09/05, Cost $5,025,018) (a)(b)	4,745,833
287,120	Northern Border Partners, L.P.	13,810,472
559,600	Pacific Energy Partners, L.P.	17,319,620
441,200	Plains All American Pipeline, L.P.	19,770,172
147,400	Regency Energy Partners, L.P. (d)	2,956,844
42,700	Sunoco Logistics Partners, L.P.	1,830,122
255,695	Valero, L.P.	13,301,254
426,400	Williams Partners, L.P.	14,113,840

		459,992,627

	Propane - 8.1%
60,302	Global Partners, L.P.	1,270,563
524,100	Inergy Holdings, L.P.	17,819,400
360,600	Inergy, L.P.	9,858,804
21,860	Suburban Propane Partners, L.P.	631,535

		29,580,302

	Shipping - 1.8%
39,100	K-Sea Transportation Partners, L.P.	1,355,597
18,900	Martin Midstream Partners, L.P.	563,598
36,000	Teekay LNG Partners, L.P. (Marshall Island)	1,094,400
151,500	U.S. Shipping Partners, L.P.	3,475,410

		6,489,005

	Total Master Limited Partnerships and MLP Affiliates (Cost $467,917,583)	542,384,979

	Incentive Distribution Rights - 0.0%
43	Clearwater Natural Resources, L.P. (Acquired 08/01/05, Cost $0) (a)(b)(d)	—

	Total Investments - 149.0% (Cost $467,917,583)	542,384,979
	Borrowings Outstanding - (41.2% of Net Assets or 27.7% of Total Investments)	(150,000,000)
	Liabilities in Excess of Other Assets - (7.8%)	(28,337,070)

	Net Assets - 100.0%	$364,047,909

L.L.C.	Limited Liability Corporation

L.P.	Limited Partnership

MLP	Master Limited Partnership

(a)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, restricted securities aggregate market value amounted to $47,838,487 or 13.1% of net assets.

(b)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $47,838,487 which represents 13.1% of net assets.

(c)	While non-income producing, security makes regular in-kind distributions.

(d)	Non-income producing security.

See previously submitted notes to financial statements for the period ended November 30, 2005.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:	/s/ Nicholas Dalmaso
Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	April 27, 2006

By:	/s/ Steven M. Hill
Name:	Steven M. Hill
Title:	Treasurer and Chief Financial Officer
Date:	April 27, 2006